EQUITY - Schedule Of Preferred Equity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Equity	$ 168,242	$ 141,891
Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.80%	4.40%
Floating rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	5.29%	4.26%
Fixed rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.82%	4.82%
Fixed and floating rate [Member] | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	5.00%	4.59%
Fixed rate-reset preferred shares | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.72%	4.31%
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,103	$ 4,145
Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	463	505
Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	739	739
Preferred equity | Fixed and floating rate [Member] | Preferred shares
Disclosure of classes of share capital [line items]
Equity	1,202	1,244
Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 2,901	$ 2,901